                    METLIFE INVESTORS USA INSURANCE COMPANY
               METLIFE INVESTORS USA VARIABLE ANNUITY ACCOUNT A

                        SUPPLEMENT DATED APRIL 30, 2012
                                      TO
               PROSPECTUSES DATED MAY 1, 2009 (AS SUPPLEMENTED)

This supplement revises information in the prospectuses dated May 1, 2009 (as supplemented) for the Pioneer PRISM, Pioneer PRISM L and Pioneer PRISM XC variable annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 5 Park Plaza, Suite 1900, Irvine, CA 92614 or call us at (800) 547-3793 to request a free copy. Upon request, financial statements for MetLife Investors USA Insurance Company will be sent to you without charge.

1.  FEE TABLES AND EXAMPLES

IN THE "FEE TABLES AND EXAMPLES - INVESTMENT PORTFOLIO EXPENSES" SECTION, REPLACE THE INVESTMENT PORTFOLIO EXPENSE INFORMATION WITH THE FOLLOWING:

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES.

                                                Minimum Maximum
                                                ------- -------
                 Total Annual Investment
                 Portfolio Operating Expenses
                 (expenses that are deducted
                 from investment portfolio
                 assets, including management
                 fees, distribution and/or
                 service (12b-1) fees, and
                 other expenses)                 0.35%   1.72%

INVESTMENT PORTFOLIO EXPENSES
(as a percentage of average daily net assets of an investment portfolio)

                                                                                                           CONTRACTUAL
                                                               DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                                  AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                                   MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
                 UNDERLYING FUND                      FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
-------------------------------------------------- ---------- --------------- -------- -------- --------- ------------- ---------
LEGG MASON PARTNERS VARIABLE EQUITY
TRUST -- CLASS II
Legg Mason ClearBridge Variable Aggressive
 Growth Portfolio                                     0.75%        0.25%        0.07%      --     1.07%       0.00%       1.07%
Legg Mason ClearBridge Variable Equity Income
 Builder Portfolio                                    0.75%        0.25%        0.07%      --     1.07%         --        1.07%
MET INVESTORS SERIES TRUST
AllianceBernstein Global Dynamic Allocation
 Portfolio -- Class B                                 0.64%        0.25%        0.12%    0.02%    1.03%       0.00%       1.03%
AQR Global Risk Balanced Portfolio -- Class B         0.63%        0.25%        0.30%    0.08%    1.26%       0.00%       1.26%
BlackRock Global Tactical Strategies Portfolio --
 Class B                                              0.68%        0.25%        0.03%    0.16%    1.12%       0.00%       1.12%
BlackRock High Yield Portfolio -- Class B             0.60%        0.25%        0.05%      --     0.90%         --        0.90%
Dreman Small Cap Value Portfolio -- Class B           0.78%        0.25%        0.07%    0.07%    1.17%       0.00%       1.17%
Invesco Balanced-Risk Allocation Portfolio --
 Class B                                              0.66%        0.25%        0.15%    0.10%    1.16%       0.00%       1.16%
JPMorgan Global Active Allocation Portfolio --
 Class B                                              0.78%        0.25%        0.11%      --     1.14%       0.00%       1.14%

                                                                                                 CONTRACTUAL
                                                     DISTRIBUTION            ACQUIRED   TOTAL    FEE WAIVER   NET TOTAL
                                                        AND/OR                 FUND    ANNUAL      AND/OR      ANNUAL
                                         MANAGEMENT SERVICE (12B-1)  OTHER   FEES AND OPERATING    EXPENSE    OPERATING
            UNDERLYING FUND                 FEE          FEES       EXPENSES EXPENSES EXPENSES  REIMBURSEMENT EXPENSES
---------------------------------------- ---------- --------------- -------- -------- --------- ------------- ---------
Lazard Mid Cap Portfolio -- Class B         0.69%        0.25%        0.06%      --     1.00%         --        1.00%
Lord Abbett Mid Cap Value Portfolio --
 Class B                                    0.67%        0.25%        0.06%      --     0.98%       0.02%       0.96%
Met/Franklin Low Duration Total Return
 Portfolio -- Class B                       0.50%        0.25%        0.09%      --     0.84%       0.03%       0.81%
MetLife Balanced Plus Portfolio --
 Class B                                    0.27%        0.25%        0.02%    0.46%    1.00%       0.00%       1.00%
MFS(R) Research International Portfolio
 -- Class B                                 0.68%        0.25%        0.09%      --     1.02%       0.06%       0.96%
Morgan Stanley Mid Cap Growth Portfolio
 -- Class B                                 0.65%        0.25%        0.07%      --     0.97%       0.01%       0.96%
PIMCO Inflation Protected Bond
 Portfolio -- Class B                       0.47%        0.25%        0.04%      --     0.76%         --        0.76%
PIMCO Total Return Portfolio -- Class B     0.48%        0.25%        0.03%      --     0.76%         --        0.76%
Pioneer Fund Portfolio -- Class B           0.64%        0.25%        0.05%      --     0.94%       0.01%       0.93%
Pioneer Strategic Income Portfolio --
 Class E                                    0.58%        0.15%        0.06%      --     0.79%         --        0.79%
Pyramis(R) Government Income Portfolio
 -- Class B                                 0.46%        0.25%        0.13%      --     0.84%       0.00%       0.84%
Schroders Global Multi-Asset Portfolio
 -- Class B                                 0.66%        0.25%        0.12%      --     1.03%       0.00%       1.03%
METROPOLITAN SERIES FUND
BlackRock Legacy Large Cap Growth
 Portfolio -- Class E                       0.71%        0.15%        0.02%      --     0.88%       0.01%       0.87%
BlackRock Money Market Portfolio --
 Class A                                    0.33%          --         0.02%      --     0.35%       0.01%       0.34%
Jennison Growth Portfolio -- Class B        0.62%        0.25%        0.02%      --     0.89%       0.07%       0.82%
Loomis Sayles Small Cap Core Portfolio
 -- Class B                                 0.90%        0.25%        0.06%    0.09%    1.30%       0.08%       1.22%
MFS(R) Total Return Portfolio -- Class B    0.54%        0.25%        0.05%      --     0.84%         --        0.84%
MFS(R) Value Portfolio -- Class B           0.70%        0.25%        0.03%      --     0.98%       0.13%       0.85%
Oppenheimer Global Equity Portfolio --
 Class B                                    0.52%        0.25%        0.10%      --     0.87%         --        0.87%
PIONEER VARIABLE CONTRACTS TRUST --
CLASS II
Pioneer Cullen Value VCT Portfolio          0.70%        0.25%        0.09%      --     1.04%       0.04%       1.00%
Pioneer Emerging Markets VCT Portfolio      1.15%        0.25%        0.32%      --     1.72%         --        1.72%
Pioneer Equity Income VCT Portfolio         0.65%        0.25%        0.10%      --     1.00%         --        1.00%
Pioneer Mid Cap Value VCT Portfolio         0.65%        0.25%        0.07%      --     0.97%         --        0.97%
Pioneer Real Estate Shares VCT Portfolio    0.80%        0.25%        0.22%      --     1.27%         --        1.27%
PIONEER VARIABLE CONTRACTS TRUST --
CLASS II
Pioneer Ibbotson Growth Allocation VCT
 Portfolio                                  0.17%        0.25%        0.07%    0.81%    1.30%       0.01%       1.29%
Pioneer Ibbotson Moderate Allocation
 VCT Portfolio                              0.17%        0.25%        0.08%    0.76%    1.26%       0.02%       1.24%

The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Portfolios have agreed to waive fees and/or pay expenses of the Portfolios until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Portfolio, but the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Portfolios provided the information on their expenses, and we have not independently verified the information.

Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other portfolios. Because the Portfolio invests in other underlying portfolios, the Portfolio will bear its pro rata portion of the operating expenses of the underlying portfolios in which it invests, including the management fee. See the underlying fund prospectus for more information.

2.  PURCHASE

IN THE "PURCHASE" SECTION, ADD THE FOLLOWING TO THE END OF THE "TERMINATION FOR LOW ACCOUNT VALUE" PARAGRAPH:

We will not terminate the contract if it includes the Lifetime Withdrawal Guarantee II rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit rider or a guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the living benefit rider, or the guaranteed amount under any death benefit, is greater than the account value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.

IN THE "PURCHASE" SECTION, UNDER "INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS," REPLACE THE BULLET ITEM UNDER OPTION (A) WITH THE FOLLOWING:

  . 100% of your purchase payments or account value among the AllianceBernstein Global Dynamic Allocation Portfolio, AQR Global Risk Balanced Portfolio, BlackRock Global Tactical Strategies Portfolio, Invesco Balanced-Risk Allocation Portfolio, JPMorgan Global Active Allocation Portfolio, MetLife Balanced Plus Portfolio, Pioneer Ibbotson Growth Allocation VCT Portfolio, Pioneer Ibbotson Moderate Allocation VCT Portfolio, Schroders Global Multi-Asset Portfolio, BlackRock Money Market Portfolio and/or the fixed account. (You may not allocate purchase payments to the Dollar Cost Averaging program).

IN THE "PURCHASE" SECTION, UNDER "INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN RIDERS," REPLACE THE LISTS OF INVESTMENT OPTIONS IN EACH PLATFORM WITH THE FOLLOWING:

   Platform 1
   Fixed Account
   BlackRock Bond Income Portfolio
   BlackRock Money Market Portfolio
   Met/Franklin Low Duration Total Return Portfolio
   PIMCO Inflation Protected Bond Portfolio
   PIMCO Total Return Portfolio
   Pyramis(R) Government Income Portfolio

   Platform 2
   AllianceBernstein Global Dynamic Allocation Portfolio
   American Funds Global Growth Fund
   American Funds Growth Fund
   AQR Global Risk Balanced Portfolio
   BlackRock Global Tactical Strategies Portfolio
   BlackRock High Yield Portfolio
   BlackRock Legacy Larger Gap Growth Portfolio
   Davis Venture Value Portfolio
   Invesco Balanced-Risk Allocation Portfolio
   Jennison Growth Portfolio
   JPMorgan Global Active Allocation Portfolio
   Legg Mason ClearBridge Aggressive Growth Portfolio
   Lord Abbett Bond Debenture Portfolio
   Met/Franklin Mutual Shares Portfolio
   Met/Franklin Templeton Founding Strategy Portfolio

   Met/Templeton Growth Portfolio
   MetLife Aggressive Strategy Portfolio
   MetLife Balanced Plus Portfolio
   MetLife Balanced Strategy Portfolio
   MetLife Defensive Strategy Portfolio
   MetLife Growth Strategy Portfolio
   MetLife Moderate Strategy Portfolio
   MFS(R) Research International Portfolio
   MFS(R) Total Return Portfolio
   MFS(R) Value Portfolio
   Oppenheimer Capital Appreciation Portfolio
   Oppenheimer Global Equity Portfolio
   Pioneer Fund Portfolio
   Pioneer Strategic Income Portfolio
   Schroders Global Multi-Asset Portfolio
   SSgA Growth and Income ETF Portfolio
   SSgA Growth ETF Portfolio
   T. Rowe Price Large Cap Value Portfolio
   Van Kampen Comstock Portfolio

   Platform 3
   Lazard Mid Cap Portfolio
   Lord Abbett Mid Cap Value Portfolio
   Morgan Stanley Mid Cap Growth Portfolio

   Platform 4
   American Funds Global Small Capitalization Portfolio
   Clarion Global Real Estate Portfolio
   Dreman Small Cap Value Portfolio
   Loomis Sayles Small Cap Growth Portfolio
   Met/Dimensional International Small Company Portfolio
   Met/Templeton International Bond Portfolio
   MFS(R) Emerging Markets Equity Portfolio
   Van Eck Global Natural Resources Portfolio

3.  INVESTMENT OPTIONS

IN THE "INVESTMENT OPTIONS" SECTION, REPLACE THE SUB-SECTIONS TITLED "LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)" THROUGH "PIONEER VARIABLE CONTRACTS TRUST - PIONEER IBBOTSON ALLOCATION PORTFOLIOS (CLASS II)" WITH THE
FOLLOWING:

   LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CLASS II)

   Legg Mason Partners Variable Equity Trust is a trust with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Legg Mason ClearBridge Variable Aggressive Growth Portfolio Legg Mason ClearBridge Variable Equity Income Builder Portfolio

   MET INVESTORS SERIES TRUST (CLASS B OR, AS NOTED, CLASS E)

   Met Investors Series Trust is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors USA, is the investment manager of Met Investors Series Trust. MetLife Advisers has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class E portfolios are available under the contract:

       AllianceBernstein Global Dynamic Allocation Portfolio
       AQR Global Risk Balanced Portfolio
       BlackRock Global Tactical Strategies Portfolio
       BlackRock High Yield Portfolio
       Dreman Small Cap Value Portfolio
       Invesco Balanced-Risk Allocation Portfolio
       JPMorgan Global Active Allocation Portfolio
       Lazard Mid Cap Portfolio
       Lord Abbett Mid Cap Value Portfolio
       Met/Franklin Low Duration Total Return Portfolio
       MetLife Balanced Plus Portfolio
       MFS (R) Research International Portfolio
       Morgan Stanley Mid Cap Growth Portfolio
       PIMCO Inflation Protected Bond Portfolio
       PIMCO Total Return Portfolio
       Pioneer Fund Portfolio
       Pioneer Strategic Income Portfolio (Class E)
       Pyramis(R) Government Income Portfolio
       Schroders Global Multi-Asset Portfolio

   METROPOLITAN SERIES FUND (CLASS B, OR AS NOTED, CLASS A OR CLASS E)

   Metropolitan Series Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC, an affiliate of MetLife Investors USA, is the investment adviser to the portfolios. MetLife Advisers, LLC has engaged subadvisers to provide investment advice for the individual investment portfolios. (See Appendix B for the names of the subadvisers.) The following Class B or, as noted, Class A or Class E portfolios are available under the contract:

       BlackRock Legacy Large Cap Growth Portfolio (Class E)
       BlackRock Money Market Portfolio (Class A)
       Jennison Growth Portfolio
       Loomis Sayles Small Cap Core Portfolio
       MFS (R) Total Return Portfolio
       MFS (R) Value Portfolio
       Oppenheimer Global Equity Portfolio

   PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

   Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. Pioneer Investment Management, Inc. has engaged subadvisers to provide advice for some of the individual portfolios. (See Appendix B for the names of the subadvisers.) The following Class II portfolios are available under the contract:

       Pioneer Cullen Value VCT Portfolio
       Pioneer Emerging Markets VCT Portfolio
       Pioneer Equity Income VCT Portfolio
       Pioneer Mid Cap Value VCT Portfolio
       Pioneer Real Estate Shares VCT Portfolio

   PIONEER VARIABLE CONTRACTS TRUST - PIONEER IBBOTSON ALLOCATION PORTFOLIOS (CLASS II)

   In addition to the portfolios listed above under Pioneer Variable Contracts Trust, the following Class II portfolios are available under the contract:

       Pioneer Ibbotson Growth Allocation VCT Portfolio
       Pioneer Ibbotson Moderate Allocation VCT Portfolio

IN THE "TRANSFERS - GENERAL" SECTION, ADD THE FOLLOWING TO THE END OF THE FOURTH BULLET ITEM:

   You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional purchase payments or transfers into the fixed account) to make a complete transfer of your account value from the fixed account. When deciding whether to invest in the fixed account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.

IN THE "TRANSFERS - MARKET TIMING" SECTION, REPLACE THE LAST THREE PARAGRAPHS WITH THE FOLLOWING:

   The investment portfolios may have adopted their own policies and procedures with respect to market timing transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, investment portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the investment portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the investment portfolios, we have entered into a written agreement, as required by SEC regulation, with each investment portfolio or its principal underwriter that obligates us to provide to the investment portfolio promptly upon request certain information about the trading activity of individual contract owners, and to execute instructions from the investment portfolio to restrict or prohibit further purchases or transfers by specific contract owners who violate the market timing policies established by the investment portfolio.

   In addition, contract owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the investment portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the investment portfolios in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the investment portfolios (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the investment portfolios. If an investment portfolio believes that an omnibus order reflects one or more transfer requests from contract owners engaged in disruptive trading activity, the investment portfolio may reject the entire omnibus order.

   In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the investment portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single contract owner). You should read the investment portfolio prospectuses for more details.

IN THE "DOLLAR COST AVERAGING PROGRAMS" SECTION, REPLACE THE SECOND PARAGRAPH WITH THE FOLLOWING:

   If you make an additional purchase payment while a Dollar Cost Averaging
   (DCA) or Enhanced Dollar Cost Averaging (EDCA) program is in effect, we will not allocate the additional payment to the DCA or EDCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the additional purchase payment directly to the same destination investment portfolios you selected under the DCA or EDCA program. Any purchase payments received after the DCA or EDCA program has ended will be allocated as described in "Purchase - Allocation of Purchase Payments."

   We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.

IN THE "DOLLAR COST AVERAGING PROGRAMS - 1. STANDARD DOLLAR COST AVERAGING
(DCA)" SECTION, REPLACE THE SECOND PARAGRAPH WITH THE FOLLOWING:

   If you allocate an additional purchase payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop. This program is not available if you have selected the Lifetime Withdrawal Guarantee II rider or the Enhanced Death Benefit rider.

IN THE "DOLLAR COST AVERAGING PROGRAMS - 2. ENHANCED DOLLAR COST AVERAGING PROGRAM (EDCA)" SECTION, DELETE THE FIRST SENTENCE OF THE SECOND PARAGRAPH AND REPLACE THE LAST PARAGRAPH WITH THE FOLLOWING:

   If you decide you no longer want to participate in the EDCA program, or if we receive notification of your death, your participation in the EDCA program will be terminated and all money remaining in your EDCA account will be transferred to the investment portfolio(s) in accordance with the percentages you have chosen for the EDCA program, unless you specify otherwise.

4.  EXPENSES

IN THE "GUARANTEED WITHDRAWAL BENEFIT - RIDER CHARGE" SECTION, ADD THE
FOLLOWING:

   For contracts issued with the Lifetime Withdrawal Guarantee II rider on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the contract anniversary on which the Automatic Annual Step-Up occurs.

IN THE "EXPENSES" SECTION, UNDER THE "WITHDRAWAL CHARGE" HEADING, REPLACE THE LAST SENTENCE OF THE FIRST PARAGRAPH WITH THE FOLLOWING:

   To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:

IN THE "EXPENSES" SECTION, UNDER THE "WITHDRAWAL CHARGE" HEADING, CHANGE ITEM 2 TO THE FOLLOWING:

   2. The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); then

5.  DEATH BENEFIT

IN THE "DEATH BENEFIT" SECTION, UNDER THE "OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT" HEADING, REPLACE ITEM (B)(I) UNDER "DEATH BENEFIT BASE" WITH THE
FOLLOWING:

   (i)is purchase payments accumulated at the annual increase rate from the date the purchase payment is made. The annual increase rate is 6% per year through the contract anniversary prior to the owner's 91st birthday and 0% thereafter; and

UNDER THE "OPTIONAL DEATH BENEFIT - ENHANCED DEATH BENEFIT" HEADING, REPLACE THE "TERMINATION OF THE ENHANCED DEATH BENEFIT" SECTION WITH THE FOLLOWING:

   The Enhanced Death Benefit will terminate upon the earliest of:

   a) The date you make a total withdrawal of your account value (a pro rata portion of the rider charge will be assessed);
   b) The date there are insufficient funds to deduct the Enhanced Death Benefit rider charge from your account value;
   c) The date you elect to receive annuity payments under the contract (a pro rata portion of the rider charge will be assessed);
   d) A change of the owner or joint owner (or annuitant if the owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);
   e) The date you assign your contract (a pro rata portion of the rider charge will be assessed);
   f) The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or
   g) Termination of the contract to which this rider is attached.

   Under our current administrative procedures, we will waive the termination of the Enhanced Death Benefit if you assign a portion of the contract under the following limited circumstances: if the assignment is solely for your benefit on account of your direct transfer of account value under Section 1035 of the Internal Revenue Code to fund premiums for a long term care insurance policy or purchase payments for an annuity contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable withdrawal charges.

6.  OTHER INFORMATION

IN THE "OTHER INFORMATION" SECTION, UNDER THE "REQUESTS AND ELECTIONS" HEADING, REPLACE THE SENTENCE "ALL OTHER REQUESTS MUST BE IN WRITTEN FORM, SATISFACTORY TO US" WITH THE FOLLOWING:

   Some of the requests for service that may be made by telephone or Internet include transfers of account value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future purchase payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in a form satisfactory to us. Contact us for further information. Some selling firms may restrict the ability of their registered representatives to convey transaction requests by telephone or Internet on your behalf.

APPENDIX B

Replace Appendix B with the Appendix B attached to this prospectus supplement.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             5 Park Plaza, Suite 1900     Telephone: 866-547-3793
             Irvine, CA 92614

                                  APPENDIX B
                      PARTICIPATING INVESTMENT PORTFOLIOS

           Funding Option                           Investment Objective                 Investment Adviser/Subadviser
--------------------------------------  --------------------------------------------- ------------------------------------
LEGG MASON PARTNERS VARIABLE
EQUITY TRUST -- CLASS II
   Legg Mason ClearBridge Variable      Seeks capital appreciation.                   Legg Mason Partners Fund
     Aggressive Growth Portfolio                                                      Advisor, LLC
                                                                                      Subadviser: ClearBridge
                                                                                      Advisors, LLC
   Legg Mason ClearBridge Variable      Seeks a high level of current income.         Legg Mason Partners Fund
     Equity Income Builder Portfolio    Long-term capital appreciation is a           Advisor, LLC
                                        secondary objective.                          Subadviser: ClearBridge
                                                                                      Advisors, LLC
MET INVESTORS SERIES TRUST
   AllianceBernstein Global Dynamic     Seeks capital appreciation and current        MetLife Advisers, LLC
     Allocation Portfolio -- Class B    income.                                       Subadviser: AllianceBernstein L.P.
   AQR Global Risk Balanced             Seeks total return.                           MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: AQR Capital
                                                                                      Management, LLC
   BlackRock Global Tactical            Seeks capital appreciation and current        MetLife Advisers, LLC
     Strategies Portfolio -- Class B    income.                                       Subadviser: BlackRock Financial
                                                                                      Management, Inc.
   BlackRock High Yield                 Seeks to maximize total return, consistent    MetLife Advisers, LLC
     Portfolio -- Class B               with income generation and prudent            Subadviser: BlackRock Financial
                                        investment management.                        Management, Inc.
   Dreman Small Cap Value               Seeks capital appreciation.                   MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: Dreman Value
                                                                                      Management, LLC
   Invesco Balanced-Risk Allocation     Seeks total return.                           MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: Invesco Advisers, Inc.
   JPMorgan Global Active               Seeks capital appreciation and current        MetLife Advisers, LLC
     Allocation Portfolio -- Class B    income.                                       Subadviser: J.P. Morgan Investment
                                                                                      Management Inc.
   Lazard Mid Cap Portfolio --          Seeks long-term growth of capital.            MetLife Advisers, LLC
     Class B                                                                          Subadviser: Lazard Asset
                                                                                      Management LLC
   Lord Abbett Mid Cap Value            Seeks capital appreciation through            MetLife Advisers, LLC
     Portfolio -- Class B               investments, primarily in equity securities,  Subadviser: Lord, Abbett & Co. LLC which are believed to be undervalued in
                                        the marketplace.
   Met/Franklin Low Duration Total      Seeks a high level of current income, while   MetLife Advisers, LLC
     Return Portfolio -- Class B        seeking preservation of shareholders'         Subadviser: Franklin Advisers, Inc.
                                        capital.
   MetLife Balanced Plus Portfolio --   Seeks a balance between a high level of       MetLife Advisers, LLC
     Class B                            current income and growth of capital,         Subadviser: Pacific Investment
                                        with a greater emphasis on growth of          Management Company LLC
                                        capital.
   MFS(R) Research International        Seeks capital appreciation.                   MetLife Advisers, LLC
     Portfolio -- Class B                                                             Subadviser: Massachusetts Financial
                                                                                      Services Company

           Funding Option                         Investment Objective                Investment Adviser/Subadviser
-------------------------------------  ------------------------------------------- ------------------------------------
   Morgan Stanley Mid Cap Growth       Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                          Subadviser: Morgan Stanley
                                                                                   Investment Management Inc.
   PIMCO Inflation Protected Bond      Seeks maximum real return, consistent       MetLife Advisers, LLC
     Portfolio -- Class B              with preservation of capital and prudent    Subadviser: Pacific Investment
                                       investment management.                      Management Company LLC
   PIMCO Total Return Portfolio --     Seeks maximum total return, consistent      MetLife Advisers, LLC
     Class B                           with the preservation of capital and        Subadviser: Pacific Investment
                                       prudent investment management.              Management Company LLC
   Pioneer Fund Portfolio -- Class B   Seeks reasonable income and capital         MetLife Advisers, LLC
                                       growth.                                     Subadviser: Pioneer Investment
                                                                                   Management, Inc.
   Pioneer Strategic Income            Seeks a high level of current income.       MetLife Advisers, LLC
     Portfolio -- Class E                                                          Subadviser: Pioneer Investment
                                                                                   Management, Inc.
   Pyramis(R) Government Income        Seeks a high level of current income,       MetLife Advisers, LLC
     Portfolio -- Class B              consistent with preservation of principal.  Subadviser: Pyramis Global
                                                                                   Advisors, LLC
   Schroders Global Multi-Asset        Seeks capital appreciation and current      MetLife Advisers, LLC
     Portfolio -- Class B              income.                                     Subadviser: Schroder Investment
                                                                                   Management North America Inc.
METROPOLITAN SERIES FUND
   BlackRock Legacy Large Cap          Seeks long-term growth of capital.          MetLife Advisers, LLC
     Growth Portfolio -- Class E                                                   Subadviser: BlackRock Advisors, LLC
   BlackRock Money Market              Seeks a high level of current income        MetLife Advisers, LLC
     Portfolio -- Class A              consistent with preservation of capital.    Subadviser: BlackRock Advisors, LLC
   Jennison Growth Portfolio --        Seeks long-term growth of capital.          MetLife Advisers, LLC
     Class B                                                                       Subadviser: Jennison Associates LLC
   Loomis Sayles Small Cap Core        Seeks long-term capital growth from         MetLife Advisers, LLC
     Portfolio -- Class B              investments in common stocks or other       Subadviser: Loomis, Sayles &
                                       equity securities.                          Company, L.P.
   MFS(R) Total Return Portfolio --    Seeks a favorable total return through      MetLife Advisers, LLC
     Class B                           investment in a diversified portfolio.      Subadviser: Massachusetts Financial
                                                                                   Services Company
   MFS(R) Value Portfolio -- Class B   Seeks capital appreciation.                 MetLife Advisers, LLC
                                                                                   Subadviser: Massachusetts Financial
                                                                                   Services Company
   Oppenheimer Global Equity           Seeks capital appreciation.                 MetLife Advisers, LLC
     Portfolio -- Class B                                                          Subadviser: OppenheimerFunds, Inc.
PIONEER VARIABLE CONTRACTS TRUST --
CLASS II
   Pioneer Cullen Value VCT            Seeks capital appreciation, with current    Pioneer Investment Management, Inc.
     Portfolio                         income as a secondary objective.            Subadviser: Cullen Capital
                                                                                   Management LLC
   Pioneer Emerging Markets VCT        Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio

         Funding Option                        Investment Objective                Investment Adviser/Subadviser
----------------------------------  ------------------------------------------- ------------------------------------
   Pioneer Equity Income VCT        Seeks current income and long-term          Pioneer Investment Management, Inc.
     Portfolio                      growth of capital from a portfolio
                                    consisting primarily of income producing
                                    equity securities of U.S. corporations.
   Pioneer Mid Cap Value VCT        Seeks capital appreciation by investing in  Pioneer Investment Management, Inc.
     Portfolio                      a diversified portfolio of securities
                                    consisting primarily of common stocks.
   Pioneer Real Estate Shares VCT   Seeks long-term growth of capital.          Pioneer Investment Management, Inc.
     Portfolio                      Current income is a secondary objective.    Subadviser: AEW Capital
                                                                                Management, L.P.
PIONEER VARIABLE CONTRACTS TRUST --
CLASS II
   Pioneer Ibbotson Growth          Seeks long-term capital growth and          Pioneer Investment
     Allocation VCT Portfolio       current income.                             Management, Inc.
                                                                                Subadviser: Ibbotson Associates
                                                                                Advisors, LLC
   Pioneer Ibbotson Moderate        Seeks long-term capital growth and          Pioneer Investment
     Allocation VCT Portfolio       current income.                             Management, Inc.
                                                                                Subadviser: Ibbotson Associates
                                                                                Advisors, LLC